Description of Business and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies	Description of Business and Summary of Significant Accounting Policies
Company and Background
Sonder Holdings Inc. is headquartered in San Francisco, California, and together with its wholly owned subsidiaries (collectively Sonder) provides short and long-term accommodations to travelers in various cities across North America, Europe and the Middle East. The Sonder units in each multi-family building and each hotel property are selected, designed and managed directly by Sonder.
On December 20, 2019, Sonder completed the execution of a corporate inversion. Sonder Holdings Inc., which was a newly created entity incorporated under the laws of Delaware, became the successor of Sonder Canada Inc. As a part of the corporate inversion, Sonder also centralized its non-North American operations under Sonder International Holdings Ltd, a newly-created entity incorporated under the laws of the United Kingdom and a wholly-owned subsidiary of Sonder Holdings Inc.
Basis of Presentation and Principles of Consolidation
The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP, U.S. GAAP, or generally accepted accounting principles). The condensed consolidated financial statements include the accounts of Sonder Holdings Inc., its wholly owned subsidiaries, and one variable interest entity (VIE) for which it is the primary beneficiary in accordance with consolidation accounting guidance. All intercompany balances and transactions have been eliminated in consolidation. In the opinion of Sonder, the accompanying unaudited condensed consolidated financial statements contain all adjustments, including normal recurring adjustments, necessary to present fairly its financial position as of September 30, 2021, its results of operations and comprehensive loss, mezzanine equity and stockholders’ deficit, and cash flows for the nine months ended September 30, 2021 and 2020. Sonder’s results of operations and comprehensive loss, mezzanine equity and stockholders’ deficit, and cash flows for the nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the full year.
Sonder consolidates its VIE in which it holds a variable interest and is the primary beneficiary. Sonder is the primary beneficiary when it (1) has the power to direct the activities that most significantly impact the economic performance of this VIE and (2) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to this VIE. As a result, Sonder consolidates the assets and liabilities of this VIE. If Sonder is not deemed to be the primary beneficiary in a VIE, it accounts for the investment or other variable interest in a VIE in accordance with applicable U.S. GAAP. As of September 30, 2021 and December 31, 2020, Sonder’s consolidated VIE was not material to the condensed consolidated financial statements.
Use of Estimates
The preparation of condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of income and expense during the reporting periods. Such management estimates include revenue recognition, bad debt allowance, the fair value of share-based awards, valuation of common stock, estimated useful life of software development costs, valuation of intellectual property and intangible assets, contingent liabilities, and valuation allowance for deferred tax assets, among others. These estimates are based on information available as of the date of the condensed consolidated financial statements; therefore, actual results could differ from those estimates.
Deferred Transaction Costs
Deferred transaction costs consist of expenses incurred in connection with Sonder’s plan to become publicly traded, including legal, accounting, printing, and other related costs. After Sonder becomes publicly traded, these deferred costs will be reclassified to stockholders’ deficit and recorded against the proceeds from the transaction. As of September 30, 2021, Sonder recorded $5.5 million of deferred transaction costs in other current assets on the condensed consolidated balance sheet.
If Sonder terminates its plan to become publicly traded or if there is a significant delay, all of the deferred transaction costs will be immediately written off to expenses in the condensed consolidated statements of operations and comprehensive loss. As of September 30, 2021, Sonder had not incurred such write-offs.
COVID-19 Pandemic
The ongoing impact of the COVID-19 pandemic on the global economy as well as whether and to what extent additional variants or resurgences of the virus occur and the extent to which COVID-19 will continue to adversely impact Sonder remains uncertain. Sonder’s financial results for all of 2020 were materially adversely affected by the COVID-19 pandemic, and may continue to materially adversely impact business operations, results of operations and liquidity in the near term. The extent of the recovery is uncertain and will be largely dependent on the effectiveness of COVID-19 prevention (vaccination and continued social distancing) and treatment in the cities and countries in which Sonder operates, all of which are outside of Sonder’s control.
Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. For public companies, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. Sonder has early adopted ASU 2020-06 beginning January 1, 2021, and the adoption did not have a significant impact on its condensed consolidated financial statements.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which has subsequently been amended by ASUs 2018-01, 2018-10, 2018-11, 2018-20, 2019-01, 2019-10 and 2020-05. The guidance requires the recognition of right of use (ROU) assets and lease liabilities for substantially all leases under U.S. GAAP. The guidance retains a distinction between finance leases and operating leases, and the classification criteria for distinguishing between finance leases and operating leases are substantially similar to that under previous U.S. GAAP. The expense recognition and cash flow treatment arising from either a finance lease or operating lease by a lessee have not changed significantly from previous U.S. GAAP. For operating leases, a lessee is required to do the following: (i) recognize a ROU asset and a lease liability, initially measured at the present value of the lease payments, on the condensed consolidated balance sheets; (ii) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis; and (iii) classify all cash payments within operating activities in the statement of cash flows. ASU 2016-02 is effective for public entities and employee benefit plans that file or furnish financial statements with or to the SEC for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and all other entities for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, except for employee benefit plans that file or furnish financial statements with or to the SEC or not-for-profit entities. Early application is allowed. In November 2019, the FASB issued amended guidance which defers the effective date for EGCs for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The adoption of this standard is expected to have a material impact on Sonder’s condensed consolidated financial statements, with the most significant effects related to the recognition of new ROU assets and lease liabilities on Sonder’s condensed consolidated balance sheets for its real estate operating leases and providing significant new disclosures about Sonder’s leasing activities.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which has subsequently been amended by ASUs 2018-19, 2019-04, 2019-05, 2019-10 and 2019-11. The guidance changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The guidance replaces the current ‘incurred loss’ model with an ‘expected loss’ approach. This generally will result in the earlier recognition of allowances for losses and requires increased disclosures. ASU 2016-13 is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years and is effective for all other entities for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. Sonder is currently evaluating the impact ASU 2016-13 will have on its condensed consolidated financial statements.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which was subsequently amended by ASU 2021-04. The guidance provides optional expedients and exceptions to contract modifications and hedging relationships that reference the London Interbank Offered Rate or another reference rate expected to be discontinued. The standard is effective upon issuance through December 31, 2022 and may be applied at the beginning of the interim period that includes March 12, 2020 or any date thereafter. Sonder does not have any hedging relationships and currently does not have material contracts impacted by reference rate reform; however, Sonder will continue to assess contracts through December 31, 2022.
In October 2020, the FASB issued ASU 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs, which clarifies when an entity should assess whether a callable debt security is within the scope of accounting guidance, which impacts the amortization period for nonrefundable fees and other costs. For public companies, the guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early application is not permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application is permitted for all other entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Upon adoption, the amendments are to be applied on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. Sonder is currently evaluating the impact of this guidance on its condensed consolidated financial statements.
There are other new accounting pronouncements issued by the FASB that Sonder has adopted or will adopt, as applicable, and Sonder does not believe any of these accounting pronouncements have had, or will have, a material impact on its condensed consolidated financial statements or disclosures.